Stock-Based Compensation - SRA - Restricted Stock Activity (Details) - SRA Companies, Inc. - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Equity instruments other than options nonvested [Roll Forward]
Equity instruments other than options nonvested - beginning balance (in shares)	10,239
Restricted shares granted (in shares)	0
Restricted shares vested (in shares)	(310)
Restricted shares forfeited (in shares)	(550)
Equity instruments other than options nonvested - ending balance (in shares)	9,379	10,239
Restricted Stock
Equity instruments other than options nonvested [Roll Forward]
Equity instruments other than options nonvested - beginning balance (in shares)	10,239	12,076	12,165	1,000
Restricted shares granted (in shares)		1,300	3,309	11,365
Restricted shares vested (in shares)		(2,517)	(200)	(200)
Restricted shares forfeited (in shares)		(620)	(3,198)	0
Equity instruments other than options nonvested - ending balance (in shares)		10,239	12,076	12,165